EBP Benefit Pymts & Defined Contribution Plans (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Benefit Plan Disclosure [Line Items]
Employer's contributions charged to expense under defined contribution plans	$ 36	$ 39	$ 39
Other Postretirement Benefits [Member]
Benefit Plan Disclosure [Line Items]
Expected total plans contribution, approximate	7
Expected benefit payments
2017	13
2018	13
2019	13
2020	13
2021	13
2022-2026	62
Pension Benefits [Member]
Benefit Plan Disclosure [Line Items]
Expected total plans contribution, approximate	62
Expected benefit payments
2017	99
2018	103
2019	103
2020	106
2021	111
2022-2026	562
Nonqualified Pension Benefits - Supplemental Employee Retirement Benefits [Member]
Benefit Plan Disclosure [Line Items]
Expected total plans contribution, approximate	2
Tax-qualified Pension Benefits [Member]
Benefit Plan Disclosure [Line Items]
Expected total plans contribution, approximate	$ 60